Other Income and Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other non-operating income [Abstract]
Reversal of other provisions	₩ 79,001	₩ 15,265	₩ 15,548
Reversal of other allowance for doubtful accounts	1,941	37	98
Gains on government grants	239	301	458
Gains on assets contributed	24,183	1,953	9,347
Gains on liabilities exempted	854	1,181	1,830
Compensation and reparations revenue	93,785	89,638	104,826
Revenue from foundation fund	60	3	1
Income related to transfer of assets from customers	743,051	711,839	661,212
Rental income	210,972	208,064	204,123
Others of Other Income	121,816	67,208	36,690
Refund of claim for rectification	1,054	701	7,274
Adjustment of research project	0	0	7,638
Maintenance expenses on lease building	124	125	160
Training expenses	1,946	1,684	1,739
Deposit redemption	100	12	378
Reversal of expenses on litigation	44,197	1,920	991
Revenue on royalty fee	422	455	173
Reimbursement of insurance fee	0	0	1
Gains on guarantee contracts	16	22	27
Miscellaneous other non-operating income	73,957	62,289	18,309
Other nonoperating income	1,275,902	1,095,489	1,034,133
Other non-operating expense
Compensation and indemnification expense	34	36	663
Accretion expenses of other provisions	4,962	1,138	2,711
Depreciation expenses on investment properties	493	486	1,386
Depreciation expenses on idle assets	3,683	3,635	3,621
Other bad debt expense	40,683	6,400	49,372
Donations	169,748	131,037	152,456
Others of Other Expense	39,302	69,418	47,723
Operating expenses related to the idle assets	1,494	1,683	44
Research grants	174	562	109
Expenses related to farming and fishing village supports	13,249	11,272	17,065
Expenses related to Operating of a fitness center	8,921	8,370	6,948
Expenses on adjustment of research and development grants	388	260	2,241
Taxes and dues	1,935	31,985	119
Expenses on R&D supports	9	48	861
Miscellaneous other non-operating expense	13,132	15,238	20,336
Other Nonoperating Expense	₩ 258,905	₩ 212,150	₩ 257,932